Business Combinations (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended	6 Months Ended
	Nov. 06, 2013	Dec. 29, 2013	Jun. 29, 2014 Local Media [Member]	Jun. 29, 2014 Other Acquisition [Member]
Business Combination Segment Allocation [Line Items]
Long term growth rate used to determine fair value of mastheads	0.00%	0.00%	0.00%
Tax rate used to determine fair value of mastheads		39.20%	39.20%
Discount rate used to determine fair value of mastheads		25.00%	25.00%
Advertiser and subscriber relationships fair value		$ 0	$ 0
Goodwill expected to be tax deductible		$ 1,187	$ 1,187	$ 660